Dunham Funds

Dunham Corporate/Government Bond Fund
Class A (DACGX)
Class C (DCCGX)
Class N (DNCGX)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 16, 2019 (SEC Accession No. 0001580642-19-003227).